Document and Entity Information	12 Months Ended
Sep. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	db-X Exchange-Traded Funds Inc.
Central Index Key	0001385533
Amendment Flag	false
Document Creation Date	Sep. 28, 2012
Document Effective Date	Sep. 28, 2012
Prospectus Date	Sep. 28, 2012